FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 9 - FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s assets that are measured at fair value at June 30, 2026 and December 31, 2025 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

		June 30,	December 31,
Description	Level	2026	2025
Assets:
Investments held in Trust Account	1	$236,580,243	$232,460,533

Upon consummation of the Initial Public Offering through December 31, 2025, the NMSI Private Placement Warrants were accounted for as a liability in accordance with ASC 815-40 and were presented within liabilities in the balance sheets. The Warrant liabilities were measured at fair value. On December 31, 2025, the Company issued an amendment to the warrant agreement that removed the settlement provision that precluded the NMSI Private Placement Warrants from equity treatment. As a result of this amendment, the Company determined that the NMSI Private Placement Warrants meet the criteria for equity treatment and as such were fair valued as of the date of the amendment and subsequently reclassified from warrant liabilities to additional paid-in capital. The Company fully realized the gain on the change in fair value of the warrant liability as of December 31, 2025.

The table below provides a summary of the changes in fair value of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended June 30, 2025:

Fair Value
Measurement
Using Level 3
Inputs Total
Balance, December 31, 2024	$—
Initial fair value	2,480,500
Change in fair value of derivative warrant liabilities	183,818
Balance, June 30, 2025	$2,664,318

The Company used a Monte Carlo simulation model to value the Public Warrants and NMSI Private Placement Warrants at April 24, 2025. As a result of the model, the Company marked the 11,250,000 Public Warrants and 4,100,000 NMSI Private Placement Warrants to fair values of $0.27 and $0.61 per warrant, respectively, at April 24, 2025.

April 24,
2025
Public Warrants	$3,036,621
NMSI Private Placement Warrants	2,480,500

The Company used the following assumptions to value the Public Warrants and NMSI Private Placement Warrants at April 24, 2025.

Volatility	6.6%
Risk-Free Rate	3.8%
Dividends	$—
Market Adjustment	16.7%
Stock Price	$9.87
Weighted Term (years)	2.83

The Company used a Monte Carlo simulation model with the following assumptions to value the NMSI Private Placement Warrants at December 31, 2025.

Volatility	21.20%
Risk Free Rate	3.48%
Dividends	$—
Market Adjustment	14.50%
Stock Price	$10.65
Weighted Term (years)	1.34

NOTE 9 - FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s assets that are measured at fair value at December 31, 2025 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The Company did not have any fair value measurements as of December 31, 2024.

Description	Level	December 31, 2025
Assets:
Investments held in Trust Account	1	$232,460,533

The NMSI Warrants were accounted for as a liability in accordance with ASC 815-40 and were presented within liabilities in the balance sheets. The Warrant liabilities were measured at fair value. On December 31, 2025, the Company issued an amendment to the warrant agreement that removed the settlement provision that precluded the NMSI Private Placement Warrants from equity treatment. As a result of this amendment, the Company determined that the NMSI Private Placement Warrants meet the criteria for equity treatment and as such were fair valued as of the date of the amendment and subsequently reclassified from warrant liabilities to additional paid-in capital. The Company fully realized the gain on the change in fair value of the warrant liability as of December 31, 2025.

The table below provides a summary of the changes in fair value of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2025:

Fair Value Measurement Using Level 3 Inputs Total
Balance, December 31, 2024	$—
Initial fair value	2,480,500
Change in fair value of derivative warrant liabilities	1,362,374
Reclassification to additional paid-in capital	(3,842,874)
Balance, December 31, 2025	$—

The Company used a Monte Carlo simulation model to value the Public Warrants and NMSI Warrants at April 24, 2025. As a result of the model, the Company marked the 11,250,000 Public Warrants and 4,100,000 NMSI Warrants to fair values of $0.27 and $0.61 per warrant, respectively, at April 24, 2025.

April 24, 2025
Public Warrants	$3,036,621
NMSI Warrants	2,480,500

The Company used the following assumptions to value the Public Warrants and NMSI Warrants at April 24, 2025.

Volatility	6.6%
Risk-Free Rate	3.8%
Dividends	$0.00
Market Adjustment	16.7%
Stock Price	$9.87
Weighted Term (years)	2.83

The Company used a Monte Carlo simulation model with the following assumptions to value the NMSI Warrants at December 31, 2025.

Volatility	21.20%
Risk Free Rate	3.48%
Dividends	$0.00
Market Adjustment	14.50%
Stock Price	$10.65
Weighted Term (years)	1.34